JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.3%
Airlines — 0.7%
Alaska Air Group, Inc. *	1,016	59,563

Auto Components — 1.4%
LCI Industries	810	109,093

Automobiles — 0.9%
Thor Industries, Inc.	579	71,137

Banks — 9.7%
BankUnited, Inc.	2,089	87,367
Commerce Bancshares, Inc. (a)	993	69,198
Cullen/Frost Bankers, Inc.	581	68,952
First Financial Bancorp	2,741	64,164
First Hawaiian, Inc.	3,151	92,470
First Horizon Corp.	6,577	107,132
Signature Bank	282	76,830
Western Alliance Bancorp	1,082	117,707
Wintrust Financial Corp.	1,224	98,365

		782,185

Beverages — 1.1%
Primo Water Corp.	5,402	84,915

Capital Markets — 5.4%
AssetMark Financial Holdings, Inc. *	1,465	36,445
Focus Financial Partners, Inc., Class A *	1,654	86,625
Lazard Ltd., Class A	1,841	84,324
Moelis & Co., Class A	1,211	74,918
Morningstar, Inc.	311	80,632
StepStone Group, Inc., Class A (a)	1,644	70,095

		433,039

Chemicals — 3.2%
Diversey Holdings Ltd. *	1,332	21,370
Ecovyst, Inc.	2,903	33,850
GCP Applied Technologies, Inc. *	1,955	42,843
Quaker Chemical Corp. (a)	402	95,545
Valvoline, Inc.	1,933	60,265

		253,873

Commercial Services & Supplies — 7.9%
Brady Corp., Class A	1,451	73,567
Casella Waste Systems, Inc., Class A *	1,450	110,127
Driven Brands Holdings, Inc. *	2,159	62,369
IAA, Inc. *	1,999	109,076
MSA Safety, Inc.	758	110,467
Ritchie Bros Auctioneers, Inc. (Canada)	649	39,996
Stericycle, Inc. *	1,167	79,348
UniFirst Corp.	243	51,672

		636,622

Construction & Engineering — 2.0%
WillScot Mobile Mini Holdings Corp. *	4,945	156,871

Containers & Packaging — 2.2%
AptarGroup, Inc.	1,160	138,465
Pactiv Evergreen, Inc.	2,981	37,328

		175,793

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. * (a)	647	90,157

Electric Utilities — 1.0%
Portland General Electric Co.	1,663	78,128

Electronic Equipment, Instruments & Components — 2.7%
Badger Meter, Inc.	578	58,492
nLight, Inc. * (a)	2,090	58,930
Novanta, Inc. * (a)	626	96,730

		214,152

Equity Real Estate Investment Trusts (REITs) — 6.3%
American Campus Communities, Inc.	1,632	79,076
CubeSmart	1,837	88,996
EastGroup Properties, Inc.	668	111,252
National Retail Properties, Inc. (a)	2,185	94,361
Outfront Media, Inc.	3,211	80,925
Ryman Hospitality Properties, Inc. *	570	47,674

		502,284

Food & Staples Retailing — 4.4%
BJ’s Wholesale Club Holdings, Inc. * (a)	2,305	126,599
Casey’s General Stores, Inc.	426	80,305
Performance Food Group Co. *	3,222	149,682

		356,586

Food Products — 0.5%
Utz Brands, Inc. (a)	2,333	39,964

Health Care Equipment & Supplies — 3.6%
Envista Holdings Corp. * (a)	1,913	79,998
ICU Medical, Inc. *	534	124,703
Neogen Corp. *	494	21,473
Ortho Clinical Diagnostics Holdings plc *	3,306	61,087

		287,261

Health Care Providers & Services — 6.6%
Agiliti, Inc. * (a)	3,082	58,686
Chemed Corp.	193	89,845
Covetrus, Inc. * (a)	3,075	55,782
Encompass Health Corp.	1,664	124,896
HealthEquity, Inc. *	1,179	76,336
Premier, Inc., Class A (a)	1,171	45,386
Progyny, Inc. *	1,455	81,479

		532,410

Health Care Technology — 0.9%
Certara, Inc. * (a)	1,997	66,117
Definitive Healthcare Corp. *	217	9,306

		75,423

Hotels, Restaurants & Leisure — 2.5%
Monarch Casino & Resort, Inc. *	505	33,832
Planet Fitness, Inc., Class A * (a)	1,118	87,831
Wendy’s Co. (The)	3,727	80,797

		202,460

Insurance — 2.5%
Kinsale Capital Group, Inc.	634	102,561
RLI Corp. (a)	991	99,405

		201,966

Internet & Direct Marketing Retail — 0.3%
Xometry, Inc., Class A * (a)	390	22,506

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

IT Services — 1.4%
WEX, Inc. *	656	115,546

Leisure Products — 3.2%
Acushnet Holdings Corp. (a)	1,459	68,156
Brunswick Corp.	1,189	113,241
Hayward Holdings, Inc. * (a)	3,325	73,948

		255,345

Life Sciences Tools & Services — 1.5%
Syneos Health, Inc. * (a)	1,386	121,278

Machinery — 7.8%
Altra Industrial Motion Corp.	1,314	72,741
Douglas Dynamics, Inc.	996	36,150
Gates Industrial Corp. plc *	3,019	49,118
Hillman Solutions Corp. *	2,913	34,755
Lincoln Electric Holdings, Inc.	918	118,280
RBC Bearings, Inc. *	539	114,378
Toro Co. (The)	1,152	112,200
Woodward, Inc.	796	90,063

		627,685

Multi-Utilities — 1.1%
NorthWestern Corp.	1,480	84,786

Professional Services — 0.4%
First Advantage Corp. *	1,554	29,597

Real Estate Management & Development — 0.9%
Cushman & Wakefield plc * (a)	3,861	71,860

Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc.	1,752	89,628
Landstar System, Inc.	488	76,993

		166,621

Semiconductors & Semiconductor Equipment — 3.3%
Allegro MicroSystems, Inc. (Japan) * (a)	2,214	70,769
CMC Materials, Inc.	619	76,331
Power Integrations, Inc. (a)	1,216	120,420

		267,520

Software — 5.8%
Aspen Technology, Inc. *	654	80,251
Clearwater Analytics Holdings, Inc., Class A *	1,126	28,838
Duck Creek Technologies, Inc. *	853	37,746
Envestnet, Inc. * (a)	1,021	81,920
Guidewire Software, Inc. *	715	84,960
nCino, Inc. * (a)	552	39,219
Paycor HCM, Inc. * (a)	642	22,556
Q2 Holdings, Inc. *	1,128	90,359

		465,849

Specialty Retail — 1.2%
Leslie’s, Inc. * (a)	2,268	46,575
National Vision Holdings, Inc. *	943	53,509

		100,084

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	585	56,900

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc. (a)	901	81,212

TOTAL COMMON STOCKS (Cost $4,972,543)		7,810,671

SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $216,810)	216,740	216,848

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	82,028	82,028
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	9,570	9,570

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $91,598)		91,598

TOTAL SHORT-TERM INVESTMENTS (Cost $308,408)		308,446

Total Investments — 101.1% (Cost $5,280,951)		8,119,117
Liabilities in Excess of Other Assets — (1.1)%		(86,578)

Net Assets — 100.0%		8,032,539

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $89,127.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,119,117	$—	$—	$8,119,117

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$206,013	$471,290	$460,455	$— (c)	$—	(c)	$216,848	216,740	$32	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	102,028	160,000	180,000	(5)	5		82,028	82,028	16	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	11,448	47,861	49,739	—	—		9,570	9,570	1	—

Total	$319,489	$679,151	$690,194	$(5)	$5		$308,446		$49	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.